Income tax benefits / (expenses) - Summary of effective tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax benefits / (expenses)
Loss before tax	€ (267,138)	€ (185,920)	[1]	€ (141,976)	[1]
Total income tax benefits / (expenses)	€ 15,775	€ (3,086)	[1]	€ (3,323)	[1]
Effective tax rate	5.91%	(1.66%)		(2.34%)

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).